Premises, Equipment and Leasehold Improvements (Minimum Annual Rentals) (Details) - Annual Lease Rentals [Member] $ in Millions	Dec. 31, 2016 USD ($)
Lease [Line Items]
Required minimum annual rentals due 2017	$ 381
Required minimum annual rentals due 2018	356
Required minimum annual rentals due 2019	301
Required minimum annual rentals due 2020	251
Required minimum annual rentals due 2021	208
Required minimum annual rentals due 2022 and thereafter	$ 1,035